UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-02608)

Exact name of registrant as specified in charter:	Putnam Money Market Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: September 30, 2009

Date of reporting period: June 30, 2009

Item 1. Schedule of Investments:

Putnam Money Market Fund

The fund's portfolio
6/30/09 (Unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (24.4%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Bank of America Corp. FDIC guaranteed notes FRN	0.966	2/5/10	$33,650,000	$33,650,000
Bank of America Corp. FDIC guaranteed notes FRN
Ser. BKNT	0.659	9/13/10	28,000,000	28,000,000
Citibank N.A. FDIC guaranteed notes FRN	0.648	9/30/10	19,924,000	19,924,000
Citigroup Funding, Inc. FDIC guaranteed sr. unsec.
notes FRN, MTN, Ser. D	1.139	7/30/10	31,000,000	31,000,000
Fannie Mae sr. unsec. notes	4.125	5/15/10	16,855,000	17,368,668
Fannie Mae sr. unsec. notes FRN	0.913	7/28/09	20,990,000	20,989,559
Fannie Mae unsec. notes FRN	1.192	10/27/09	39,785,000	39,785,000
Fannie Mae unsec. notes FRN	1.029	7/13/10	40,000,000	39,995,039
Fannie Mae unsec. notes FRN	0.883	2/12/10	19,620,000	19,617,382
Federal Farm Credit Bank FRB	0.513	8/10/10	15,800,000	15,800,000
Federal Farm Credit Bank FRB	0.311	11/26/10	24,000,000	24,000,000
Federal Farm Credit Bank FRB Ser. 2	0.448	4/27/10	27,800,000	27,771,324
Federal Home Loan Bank unsec. bonds	1.150	4/16/10	22,000,000	22,024,053
Federal Home Loan Bank unsec. bonds	1.050	3/5/10	43,000,000	43,020,838
Federal Home Loan Bank unsec. bonds	0.950	4/1/10	31,350,000	31,350,000
Federal Home Loan Bank unsec. bonds	0.800	6/18/10	24,000,000	24,000,000
Federal Home Loan Bank unsec. bonds	0.625	6/10/10	24,000,000	24,000,000
Federal Home Loan Bank unsec. bonds	0.550	6/10/10	24,000,000	23,987,073
Federal Home Loan Bank unsec. bonds	0.450	11/24/09	18,000,000	18,000,000
Federal Home Loan Bank unsec. bonds FRB	0.791	2/19/10	19,435,000	19,428,901
Federal Home Loan Bank unsec. bonds FRB Ser. 1	0.748	11/8/10	20,000,000	20,000,000
Federal Home Loan Bank unsec. bonds FRB Ser. 2	0.603	11/19/10	24,300,000	24,293,256
Federal Home Loan Bank unsec. bonds Ser. 1	0.800	4/30/10	20,650,000	20,650,000
Freddie Mac discount notes	0.622	9/30/09	27,000,000	26,957,685
Freddie Mac unsec. notes FRN	1.039	7/14/10	31,000,000	31,000,000
Freddie Mac unsec. notes FRN	0.641	8/24/10	12,000,000	12,000,000
Freddie Mac unsec. notes FRN	0.580	9/24/10	24,600,000	24,593,951
Freddie Mac unsec. notes FRN	0.295	9/21/09	21,355,000	21,355,000

Total U.S. government agency obligations (cost $704,561,729)				$704,561,729

CORPORATE BONDS AND NOTES (23.3%)(a)
	Yield (%)	Maturity date	Principal amount	Value

American Honda Finance Corp. 144A FRN Ser. MTN	1.016	8/11/09	$10,040,000	$10,039,114
American Honda Finance Corp. 144A FRN Ser. MTN	0.811	8/26/09	16,140,000	16,140,000
Australia & New Zealand Banking Group, Ltd. 144A FRN
(Australia)	0.886	7/2/09	20,075,000	20,075,000
Bank of America NA sr. unsec. notes FRN Ser. BKNT	1.397	12/31/09	37,415,000	37,415,000
Bank of America NA sr. unsec. notes FRN Ser. BKNT	1.239	7/30/09	18,250,000	18,250,000
Bank of Nova Scotia 144A sr. unsec. notes FRN, Ser.
MTN (Canada)	1.419	11/10/09	21,900,000	21,900,000
BP Capital Markets PLC company guaranty unsec. notes
FRN (United Kingdom) (M)	0.768	12/10/12	15,515,000	15,515,000
Commonwealth Bank of Australia 144A FRN Ser. MTN
(Australia)	1.266	8/3/09	20,075,000	20,075,000
Commonwealth Bank of Australia 144A sr. unsec. unsub.
notes FRN. Ser. MTN (Australia)	1.397	10/2/09	9,125,000	9,125,000
IBM International Group Capital, LLC 144A company
guaranty sr. notes FRN (International Business
Machines Corp. Guarantee (GTD))	0.901	9/25/09	21,045,000	21,045,000
ING Bank NV 144A FRN, Ser. MTN (Netherlands)	0.874	7/24/09	18,250,000	18,250,000
ING USA Global Funding Trust FRN Ser. MTN1	1.080	10/19/09	20,020,000	20,020,000
International Bank for Reconstruction & Development
FRN, MTN, Ser. GDIF (Supra-Nation)	0.989	2/1/10	31,000,000	31,000,000
International Bank for Reconstruction & Development
FRN, MTN, Ser. GDIF (Supra-Nation)	0.957	2/8/10	31,000,000	30,999,523
Lloyds Banking Group PLC sr. unsec. unsub. bonds FRB,
Ser. EXT (United Kingdom)	1.286	3/5/10	22,815,000	22,815,000
MetLife Global Funding I 144A sr. unsub. notes FRN	1.419	8/7/09	31,940,000	31,940,000
Monumental Global Funding III 144A sr. unsec. notes FRN	1.283	8/17/09	15,515,000	15,515,000
National Australia Bank, Ltd. 144A FRN (Australia)	0.859	10/6/09	16,425,000	16,425,000
Nordea Bank AB 144A FRN (Sweden)	1.449	9/24/09	21,685,000	21,685,000
Pacific Life Global Funding 144A sr. unsec. notes FRN	1.226	9/9/09	16,425,000	16,425,000
Pricoa Global Funding I 144A sr. unsub. notes FRN	1.210	9/11/09	26,465,000	26,465,000
Pricoa Global Funding I 144A sr. unsub. notes FRN Ser.
MTN	0.978	9/25/09	13,690,000	13,690,000
Procter & Gamble Co. sr. unsec. notes FRN Ser. MTN	0.663	9/9/09	9,125,000	9,125,000
Procter & Gamble International Funding SCA company
guaranty bonds FRB (Luxembourg)	0.996	5/7/10	7,300,000	7,300,000
Procter & Gamble International Funding SCA company
guaranty sr unsec. notes FRN, Ser. MTN (Luxembourg)	1.224	2/8/10	16,000,000	16,000,000
Royal Bank of Canada 144A sr. unsec. notes FRN
(Canada) (M)	0.739	5/15/14	27,375,000	27,375,000
Royal Bank of Scotland PLC (The) 144A bank guaranty
sr. unsec. unsub. notes FRN (United Kingdom)	1.029	10/9/09	16,425,000	16,425,000
Societe Generale 144A sr. unsec. unsub. notes FRN
Ser. BKNT (France)	1.056	9/4/09	24,640,000	24,640,000
Svenska Handelsbanken AB 144A FRN (Sweden)	1.396	8/6/09	16,425,000	16,425,000
Svenska Handelsbanken AB 144A sr. unsec. notes FRN
(Sweden)	1.462	8/25/09	22,815,000	22,815,000
Wachovia Bank NA sr. unsec. notes FRN Ser. BKNT	1.586	8/4/09	28,290,000	28,290,000
Wells Fargo & Co. sr. unsec. notes FRN, MTN, Ser. G	0.782	9/23/09	9,580,000	9,581,560
Westpac Banking Corp. 144A FRN, Ser. MTN (Australia)	1.379	10/9/09	23,000,000	23,029,192
Westpac Banking Corp./NY dep. notes FRN Ser. DPNT	1.439	8/14/09	18,250,000	18,250,000

Total corporate bonds and notes (cost $674,064,389)				$674,064,389

ASSET-BACKED COMMERCIAL PAPER (18.2%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Atlantic Asset Securitization, LLC	0.350	8/11/09	$4,370,000	$4,368,258
Fairway Finance, LLC	0.290	7/16/09	22,010,000	22,007,340
Fairway Finance, LLC	0.270	7/8/09	21,000,000	20,998,898
Gotham Funding Corp.	0.500	7/7/09	28,756,000	28,754,286
Gotham Funding Corp.	0.310	7/15/09	20,000,000	19,997,589
Gotham Funding Corp.	0.300	7/9/09	10,000,000	9,999,333
LMA Americas, LLC	0.501	8/17/09	21,000,000	20,986,292
LMA Americas, LLC	0.370	8/10/09	17,000,000	16,993,011
Manhattan Asset Funding Co., LLC	0.480	7/20/09	27,000,000	26,993,160
Manhattan Asset Funding Co., LLC	0.420	7/8/09	32,000,000	31,997,387
Starbird Funding Corp.	0.772	7/23/09	18,500,000	18,491,295
Starbird Funding Corp.	0.651	7/29/09	17,000,000	16,991,406
Starbird Funding Corp.	0.571	7/27/09	24,800,000	24,789,791
Straight-A Funding, LLC	0.390	8/20/09	32,500,000	32,482,396
Straight-A Funding, LLC	0.390	8/19/09	15,000,000	14,992,038
Tulip Funding Corp.	0.561	7/15/09	24,500,000	24,494,664
Tulip Funding Corp.	0.300	7/31/09	35,000,000	34,991,250
Victory Receivables Corp.	0.501	8/3/09	22,800,000	22,789,550
Victory Receivables Corp.	0.350	7/15/09	10,000,000	9,998,639
Victory Receivables Corp.	0.300	7/16/09	25,000,000	24,996,875
Windmill Funding Corp.	0.802	7/2/09	26,000,000	25,999,422
Windmill Funding Corp.	0.731	7/14/09	16,000,000	15,995,782
Working Capital Management Co.	0.600	7/9/09	30,000,000	29,996,000
Working Capital Management Co.	0.500	7/10/09	25,000,000	24,996,875

Total asset-backed commercial paper (cost $525,101,537)				$525,101,537

COMMERCIAL PAPER (15.8%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Australia & New Zealand Banking Group, Ltd. 144A
(Australia)	3.253	10/2/09	$13,690,000	$13,690,000
CBA (Delaware) Finance	0.430	8/6/09	26,000,000	25,988,820
Citigroup Funding, Inc.	0.300	7/17/09	18,000,000	17,997,600
DnB NOR Bank ASA (Norway)	0.280	7/1/09	10,466,000	10,466,000
Export Development Canada (Canada)	1.671	8/31/09	31,940,000	31,850,701
Export Development Canada (Canada)	0.501	10/15/09	22,000,000	21,967,611
ICICI Bank, Ltd. (Bank of America Corp. (Letter
of credit) (LOC))) (India)	1.612	7/6/09	15,000,000	14,996,667
Intesa Funding, LLC	0.310	7/31/09	20,000,000	19,994,833
Intesa Funding, LLC	0.310	7/30/09	14,000,000	13,996,504
JPMorgan Chase Bank, NA	0.501	9/15/09	639,000	638,326
MetLife Short Term Funding, LLC	0.952	8/17/09	27,500,000	27,465,892
Nationwide Building Society (United Kingdom)	0.601	9/23/09	28,700,000	28,659,820
Santander Central Hispano Finance (Delaware), Inc.	0.652	12/4/09	33,000,000	32,907,050
Societe Generale NA	0.471	10/5/09	26,600,000	26,566,661
Swedbank AB (Sweden)	0.592	11/16/09	52,000,000	51,889,753
Toronto Dominion Holdings (USA)	0.501	7/14/09	31,650,000	31,644,285
Westpac Banking Corp. 144A (Australia)	0.632	3/9/10	16,000,000	16,000,000
Westpac Banking Corp./NY	0.491	7/29/09	24,000,000	23,990,853
Yale University	0.652	10/7/09	25,000,000	24,955,764
Yale University	0.451	11/18/09	21,000,000	20,963,250

Total commercial paper (cost $456,630,390)				$456,630,390

CERTIFICATES OF DEPOSIT (14.2%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Abbey National Treasury Services PLC/Stamford, CT	0.450	8/7/09	$24,000,000	$24,001,232
Banco Bilbao Vizcaya Argentina SA (Spain)	0.605	11/30/09	32,000,000	32,000,673
BNP Paribas (France)	0.600	10/19/09	20,000,000	20,000,610
Calyon New York	3.330	9/10/09	37,200,000	37,414,395
Calyon New York	0.530	10/13/09	24,000,000	24,000,000
Deutsche Bank AG/New York, NY FRN (Germany)	0.839	7/21/09	31,940,000	31,940,000
Dexia Credit Local SA/New York, NY	0.720	9/16/09	24,000,000	24,000,512
Dexia Credit Local SA/New York, NY	0.710	9/21/09	24,000,000	24,000,546
HSBC Bank PLC (United Kingdom)	1.300	8/12/09	31,200,000	31,200,000
ING Bank NV (Netherlands)	0.600	10/19/09	20,000,000	20,000,000
Lloyds TSB Bank PLC/New York, NY FRN	0.268	5/6/11	15,500,000	15,500,000
National Australia Bank, Ltd. (Australia)	0.600	7/6/09	17,200,000	17,200,000
Rabobank Nederland NV/NY	0.520	12/7/09	23,900,000	23,900,000
Svenska Handelsbanken/New York, NY FRN	1.459	7/13/09	27,375,000	27,375,000
Toronto Dominion Bank (Canada)	0.600	1/12/10	27,300,000	27,314,734
US Bank NA/Minneapolis, MN	0.850	7/22/09	31,000,000	31,000,000

Total certificates of deposit (cost $410,847,702)				$410,847,702

SHORT-TERM INVESTMENT FUND (2.0%)(a)
			Shares	Value

Putnam Money Market Liquidity Fund (e)			57,722,012	$57,722,012

Total short-term investment fund (cost $57,722,012)				$57,722,012

MUNICIPAL BONDS AND NOTES (1.4%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Colorado Housing and Finance Authority VRDN (Single
Family)
Ser. C-2, Class I (M)	1.000	11/1/35	$19,650,000	$19,650,000
Ser. B-1 (M)	1.000	11/1/32	9,305,000	9,305,000
Kansas State Development Finance Authority VRDN
(Sisters of Charity), Ser. D (M)	0.230	12/1/31	10,400,000	10,400,000

Total municipal bonds and notes (cost $39,355,000)				$39,355,000

REPURCHASE AGREEMENTS (1.0%)(a)
			Principal amount	Value

Interest in $75,000,000 joint tri-party repurchase
agreement dated June 30, 2009 with Deutsche Bank
Securities due July 1, 2009 - market value
of $30,000,367 for an effective yield of 0.44%
(collateralized by various corporate bonds and notes
with coupon rates ranging from 0.933% to 7.125% and
due dates ranging from November 27, 2009 to
June 1, 2038, valued at $78,750,001)	$30,000,000	$30,000,000

Total repurchase agreements (cost $30,000,000)		$30,000,000

TOTAL INVESTMENTS

Total investments (cost $2,898,282,759) (b)		$2,898,282,759

Key to other fixed-income security abbreviations

FRB	Floating Rate Bonds
FRN	Floating Rate Notes
MTN	Medium Term Notes
VRDN	Variable Rate Demand Notes

NOTES

(a) Percentages indicated are based on net assets of $2,892,522,041.

(b) The aggregate identified cost on a financial reporting and tax basis is the same.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $41,917 for the period ended June 30, 2009. During the period ended June 30, 2009, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $398,150,807 and $340,428,795, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(M) The security's effective maturity date is less than one year.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on FRB, FRN, and VRDN are the current interest rates at June 30, 2009.

The dates shown on debt obligations are the original maturity dates.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at June 30, 2009 (as a percentage of Portfolio Value):

United States	74.1%
Australia	4.7
Canada	4.5
United Kingdom	4.0
Sweden	3.9
Supra-Nation	2.1
France	1.5
Netherlands	1.3
Spain	1.1
Germany	1.1
Luxembourg	0.8
India	0.5
Norway	0.4

Total	100.0%

Security valuation: The valuation of the fund’s portfolio instruments is determined by means of the amortized cost method (which approximates market value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of June 30, 2009:

		VALUATION INPUTS

Investments in securities:		Level 1	Level 2	Level 3

Asset-backed commercial paper		$--	$525,101,537	$--

Certificates of deposit		--	410,847,702	--

Commercial paper		--	456,630,390	--

Corporate bonds and notes		--	674,064,389	--

Municipal bonds and notes		--	39,355,000	--

Repurchase agreements		--	30,000,000	--

Short-term investment fund		57,722,012	--	--

U.S. Government agency obligations		--	704,561,729	--

	Totals by level	$57,722,012	$2,840,560,747	$--

		Level 1	Level 2	Level 3

Other financial instruments:		$--	$--	$--

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Money Market Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: August 28, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: August 28, 2009